Deferred tax (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Deferred Tax

	2019	2018
Deferred tax assets	193	125
Deferred tax liabilities	1,227	529
Total net deferred tax liability / (asset)	1,035	404

Deferred tax assets comprise temporary differences on:	2019	2018
Real Estate	(520)	-
Financial assets	76	(7)
Insurance and investment contracts	440	-
Deferred expenses, VOBA and other intangible assets	(112)	(125)
Defined benefit plans	7	12
Tax losses and credits carried forward	183	167
Other	119	79
At December 31	193	125

Deferred tax liabilities comprise temporary differences on:	2019	2018
Real estate	124	520
Financial assets	1,549	807
Insurance and investment contracts	(1,031)	(1,433)
Deferred expenses, VOBA and other intangible assets	1,663	1,788
Defined benefit plans	(249)	(257)
Tax losses and credits carried forward	(551)	(147)
Other	(279)	(748)
At December 31	1,227	529

Schedule of NetDeferred Tax Assets and Liabilities has been Recognized
The following table provides a movement schedule of net deferred tax broken-down by those items for which a deferred tax asset or liability has been recognized.

	Real estate	Financial assets	Insurance and investment contracts	Deferred expenses, VOBA and other intangible assets	Defined benefit plans	Tax losses and credits carried forward	Other	Total
At January 1, 2019	519	814	(1,434)	1,914	(269)	(314)	(837)	394
Charged to income statement	125	25	(20)	(176)	108	63	(11)	114
Charged to OCI	(8)	628	-	-	(90)	-	(9)	520
Net exchange differences	1	9	(17)	37	(5)	(9)	(17)	(2)
Disposal of a business	-	-	-	-	-	-	2	2
Transfer to/from other headings	-	-	-	-	-	(473)	473	-
Other	7	(3)	-	-	-	-	3	7
At December 31, 2019	644	1,473	(1,471)	1,775	(256)	(734)	(398)	1,035

At January 1, 2018	554	1,737	(1,787)	1,892	(295)	(296)	(863)	942
Acquisitions / Additions	-	-	-	9	-	-	-	9
Charged to income statement	(31)	(451)	401	(63)	23	(1)	143	22
Charged to OCI	(7)	(514)	2	-	17	(2)	12	(494)
Net exchange differences	4	46	(51)	82	(14)	(4)	(38)	25
Transfer to/from other headings	-	(3)	-	(6)	-	-	9	-
Other	-	-	-	-	-	(11)	(90)	(101)
At December 31, 2018	519	814	(1,434)	1,914	(269)	(314)	(827)	404

Schedule of Loss Carryforward period and Deferred Corporate Income Tax Assets Not Recognized
For the following amounts, arranged by loss carry forward periods, the deferred corporate income tax asset is not recognized:

	Gross amounts 1)		Not recognized deferred tax assets
	2019	2018	2019	2018
< 5 years	79	65	20	15
≥ 5 – 10 years	18	21	4	5
≥ 10 – 15 years	27	20	51	36
≥ 15 – 20 years	1	-	-	-
Indefinitely	488	385	107	86
At December 31	613	490	182	142
1
The gross value of state tax loss carry forward is not summarized in the disclosure, due to the fact that the United States files in different state jurisdictions with various applicable tax rates and apportionment rules